OTHER FINANCIAL LIABILITIES (Details) - Schedule of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of comprehensive income [Abstract]
Debit (credit) recognized in comprehensive income during the period	$ 66,856	$ (27,797)	$ 18,344
Debit (credit) transferred from net equity to income during the period	$ (30,074)	$ 39,915	$ (15,000)